CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Net sales from operations	€ 75,822	€ 66,919	€ 55,762
Other income and revenues	1,116	4,058	931
Total Revenue	76,938	70,977	56,693
Purchases, services and other	(55,622)	(51,548)	(43,278)
Net (impairment losses) reversals of trade and other receivables	(415)	(913)	(846)
Payroll and related costs	(3,093)	(2,951)	(2,994)
Other operating income (expense)	129	(32)	16
Depreciation and amortization	(6,988)	(7,483)	(7,559)
Net (impairment losses) reversals of tangible and intangible assets	(866)	225	475
Write-off of tangible and intangible assets	(100)	(263)	(350)
OPERATING PROFIT (LOSS)	9,983	8,012	2,157
FINANCE INCOME (EXPENSE)
Finance income	3,967	3,924	5,850
Finance expense	(4,663)	(5,886)	(6,232)
Net finance income (expense) from financial assets held for trading	32	(111)	(21)
Derivative financial instruments	(307)	837	(482)
Finance income (cost)	(971)	(1,236)	(885)
INCOME (EXPENSE) FROM INVESTMENTS
Share of profit (loss) from equity-accounted investments	(68)	(267)	(326)
Other gain (loss) from investments	1,163	335	(54)
Investment income	1,095	68	(380)
PROFIT (LOSS) BEFORE INCOME TAXES	10,107	6,844	892
Income taxes	(5,970)	(3,467)	(1,936)
Net profit (loss) for the year - continuing operations	4,137	3,377	(1,044)
Net profit (loss) for the year - discontinued operations			(413)
Net profit (loss) for the year	4,137	3,377	(1,457)
Attributable to Eni:
- continuing operations	4,126	3,374	(1,051)
- discontinued operations			(413)
Profit (loss), attributable to ordinary equity holders of parent entity	4,126	3,374	(1,464)
Attributable to non-controlling interest:
- continuing operations	11	3	7
- discontinued operations
Profit (loss), attributable to non-controlling interests	€ 11	€ 3	€ 7
Earnings per share attributable to Eni (€ per share)
Basic	€ 1.15	€ 0.94	€ (0.41)
Diluted	1.15	0.94	(0.41)
Earnings per share attributable to Eni – Continuing operations (€ per share)
Basic	1.15	0.94	(0.29)
Diluted	€ 1.15	€ 0.94	€ (0.29)
Related parties [member]
REVENUES
Net sales from operations	€ 1,383	€ 1,567	€ 1,238
Other income and revenues	8	41	74
Purchases, services and other	(8,009)	(9,164)	(8,212)
Net (impairment losses) reversals of trade and other receivables	26
Payroll and related costs	(22)	(34)	(24)
Other operating income (expense)	319	331	247
FINANCE INCOME (EXPENSE)
Finance income	115	191	157
Finance expense	€ (283)	€ (4)	(145)
Derivative financial instruments			€ 27